September 5, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Investment Funds
          -Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the "Fund")
  1933 Act File No.: 33-08214
  1940 Act File No.: 811-04813
  CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for the above-referenced Fund's Class A, C, I, Y and Z shares that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 195 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 31, 2017.

Please address any comments or questions to my attention at 412.234.1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Paralegal